Barclays PLC (the Parent company) - Total income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Dividend received from subsidiaries	£ 0	£ 31	£ 20
Other income	134	170	88
Fair value and foreign exchange gains on other positions with subsidiaries	(1,942)	3,513
Barclays PLC
Disclosure of transactions between related parties [line items]
Dividend received from subsidiaries	2,818	2,797	1,356
Other income	1,174	(654)	659
Barclays PLC | AT1 Securities
Disclosure of transactions between related parties [line items]
Other income	985	905	804
Barclays PLC | Subsidiaries
Disclosure of transactions between related parties [line items]
Fair value and foreign exchange gains on other positions with subsidiaries	50	£ 1,673	£ 250
Barclays PLC | Barclays Execution Services Limited
Disclosure of transactions between related parties [line items]
Dividend received from subsidiaries	165
Barclays PLC | Barclays UK
Disclosure of transactions between related parties [line items]
Dividend received from subsidiaries	1,305
Barclays PLC | Barclays Bank PLC
Disclosure of transactions between related parties [line items]
Dividend received from subsidiaries	£ 1,348